Goodwill and Other Intangible Assets - Changes in Carrying Value of Goodwill by Segment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill, Gross Beginning Balance		$ 9,454
Decrease in Goodwill Due to CEOC Deconsolidation		(4,294)
Goodwill, Written off Related to Sale of Business Unit	[1]	(100)
Goodwill, Gross Ending Balance		5,060
Goodwill, Impaired, Accumulated Impairment Loss, Beginning		(7,088)
Goodwill, Accumulated Impairment Transfers		3,621
Goodwill, Accumulated Impairment Written Off Related to Sale of Business Unit	[1]	15
Goodwill, Impaired, Accumulated Impairment Loss		(3,452)
Net Carrying Value of Goodwill		1,608	$ 1,608
Caesars Entertainment Operating Company [Member]
Goodwill [Roll Forward]
Goodwill, Gross Beginning Balance		4,294
Decrease in Goodwill Due to CEOC Deconsolidation		(4,294)
Goodwill, Written off Related to Sale of Business Unit		0
Goodwill, Gross Ending Balance		0
Goodwill, Impaired, Accumulated Impairment Loss, Beginning		(3,621)
Goodwill, Accumulated Impairment Transfers		3,621
Goodwill, Accumulated Impairment Written Off Related to Sale of Business Unit		0
Goodwill, Impaired, Accumulated Impairment Loss		0
Net Carrying Value of Goodwill		0	0
Caesars Entertainment Resort Properties [Member]
Goodwill [Roll Forward]
Goodwill, Gross Beginning Balance		3,894
Decrease in Goodwill Due to CEOC Deconsolidation		0
Goodwill, Written off Related to Sale of Business Unit		0
Goodwill, Gross Ending Balance		3,894
Goodwill, Impaired, Accumulated Impairment Loss, Beginning		(2,492)
Goodwill, Accumulated Impairment Transfers		0
Goodwill, Accumulated Impairment Written Off Related to Sale of Business Unit		0
Goodwill, Impaired, Accumulated Impairment Loss		(2,492)
Net Carrying Value of Goodwill		1,402	1,402
Caesars Growth Partners, LLC [Member]
Goodwill [Roll Forward]
Goodwill, Gross Beginning Balance		1,266
Decrease in Goodwill Due to CEOC Deconsolidation		0
Goodwill, Written off Related to Sale of Business Unit	[1]	(100)
Goodwill, Gross Ending Balance		1,166
Goodwill, Impaired, Accumulated Impairment Loss, Beginning		(975)
Goodwill, Accumulated Impairment Transfers		0
Goodwill, Accumulated Impairment Written Off Related to Sale of Business Unit	[1]	15
Goodwill, Impaired, Accumulated Impairment Loss		(960)
Net Carrying Value of Goodwill		$ 206	$ 206

[1]	(1) Assets and liabilities related to the SMG Business were reclassified to assets held for sale (see Note 17).